COLLATERAL AND CONTRACTUAL COMMITMENTS WITH SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS - Future Contractual Commitments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Future contractual commitments	R$ 50,365.3	R$ 51,562.0
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Future contractual commitments	12,491.0	11,559.9
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Future contractual commitments	10,315.3	9,982.2
Later than two years [member]
IfrsStatementLineItems [Line Items]
Future contractual commitments	R$ 27,559.0	R$ 30,019.9